Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 62,500,050
Previously Paid Amount	10,745.71
Total Fee Amount	9,568.76
Total Offset Amount	0
Net Fee	$ 0